Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) For Income Taxes	The Company’s provision (benefit) for income taxes consists of the following for the year end and period ended December 31, 2022 and 2021:
Deferred:	2022	2021
Federal	$(513,294)	$102,007)
State and local	(35,234)	(7,002)
Total deferred	(548,528)	(109,009)
Total provision (benefit) for income taxes	(548,528)	(109,009)
Less: valuation reserve	548,528	109,009
Income tax provision	$—	$—

Schedule of Effective Rate for Income from Operations before Income Taxes	A reconciliation of the federal statutory rate to 0.0% for the year ended December 31, 2022 and the period ended December 31, 2021 to the effective rate for income from operations before income taxes is as follows:
Benefit for income taxes at federal statutory rate	21.0%
State and local income taxes, net of federal benefit	1.4
Less valuation allowance	(22.4)
Effective income tax rate	0.0%

Schedule of Deferred Tax Assets	The tax effects of these temporary differences along with the net operating losses, net of an allowance for credits, have been recognized as deferred tax assets at December 31, 2022 and 2021 as follows:
	2022	2021
Net operating loss carryforward	$439,519	$109,009
Valuation allowance	(439,519)	(109,009)
Net deferred tax asset	$—	$—